Operating Lease	6 Months Ended
Dec. 31, 2015
Leases, Operating [Abstract]
Operating Leases of Lessor Disclosure [Text Block]	Note 15 – Operating Lease The Company did not have any operating lease as of December 31, 2015, 2014 and 2013.